Leases	6 Months Ended
Jul. 31, 2023
Leases
Leases

Note 13 – Leases

We have operating leases for buildings, vehicles and computer equipment. Our leases have remaining terms of up to 6 years, some of which include options to extend the leases for up to 5 years.

The components of operating lease expense were as follows:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022

Operating lease cost	1,027	1,078	2,000	2,143
Short-term lease cost	146	150	328	299
Total operating lease cost	1,173	1,228	2,328	2,442

Supplemental cash flow information related to operating leases was as follows:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022

Operating cash outflows from operating leases included in measurement of lease liabilities	1,104	1,148	2,093	2,264
New ROU assets obtained in exchange for lease obligations	348	122	830	346

Supplemental information related to operating leases was as follows:

	July 31,	January 31,
	2023	2023
Weighted average remaining lease term (years)	2.3	2.6
Weighted average discount rate (%)	2.7	2.4

Maturities of operating lease liabilities were as follows as of July 31, 2023:

Operating
Years Ended January 31,	Leases
Remainder of 2024	3,410
2025	1,979
2026	742
2027	222
2028	74
2029 and thereafter	34
Total lease payments	6,461
Less: imputed interest	307
Total lease obligations	6,154
Current	3,177
Long-term	2,977